UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	3/31/2006

Item 1. Schedule of Investments

Prudential’s Gibraltar Fund, Inc.

Schedule of Investments As of March 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.1%
COMMON STOCKS
Beverages 3.0%
118,600	PepsiCo, Inc.	$6,853,894

Biotechnology 5.0%
96,700	Amgen, Inc.(a)	7,034,925
54,300	Genentech, Inc.(a)	4,588,893

		11,623,818

Capital Markets 9.2%
54,680	Ameriprise Financial, Inc.	2,463,881
311,200	Charles Schwab Corp. (The)	5,355,752
18,900	Goldman Sachs Group, Inc.	2,966,544
77,600	Merrill Lynch & Co., Inc.	6,111,776
40,500	UBS AG	4,453,785

		21,351,738

Chemicals 2.2%
122,400	E.I. du Pont de Nemours & Co.	5,166,504

Communications Equipment 5.2%
256,500	Cisco Systems, Inc.(a)	5,558,355
114,700	Nokia OYJ, ADR (Finland)	2,376,584
82,900	QUALCOMM, Inc.	4,195,569

		12,130,508

Computers & Peripherals 1.7%
63,200	Apple Computer, Inc.(a)	3,963,904

Consumer Finance 2.8%
125,600	American Express Co.	6,600,280

Diversified Financial Services 2.5%
141,200	J.P. Morgan Chase & Co.	5,879,568

Electronic Equipment & Instruments 0.3%
18,200	Agilent Technologies, Inc.(a)	683,410

Energy Equipment & Services 2.7%
48,800	Schlumberger Ltd.	6,176,616

Food & Staples Retailing 1.7%
60,700	Whole Foods Market, Inc.	4,032,908

Healthcare Equipment & Supplies 3.3%
41,900	Alcon, Inc.	4,368,494
77,900	St. Jude Medical, Inc.(a)	3,193,900

		7,562,394

Healthcare Providers & Services 6.8%
85,000	Caremark Rx, Inc.(a)	4,180,300
15,800	CIGNA Corp.	2,063,796
82,800	UnitedHealth Group, Inc.	4,625,208
63,900	WellPoint, Inc.(a)	4,947,777

		15,817,081

Hotels, Restaurants & Leisure 2.7%
51,500	Hilton Hotels Corp.	1,311,190
70,700	Marriott International, Inc.	4,850,020

		6,161,210

Household Products 4.2%
169,827	Procter & Gamble Co.	9,785,432

Industrial Conglomerates 2.1%
141,100	General Electric Co.	4,907,458

Insurance 2.5%
87,900	American International Group, Inc.	5,809,311

Internet Software & Services 6.4%
119,000	eBay, Inc.(a)	4,648,140
17,600	Google, Inc. “Class A”(a)	6,864,000
106,900	Yahoo!, Inc.(a)	3,448,594

		14,960,734

Media 2.1%
172,700	Walt Disney Co.	4,816,603

Multiline Retail 3.7%
52,600	Federated Department Stores, Inc.	3,839,800
89,000	Target Corp.	4,628,890

		8,468,690

Oil, Gas & Consumable Fuels 2.9%
31,500	Occidental Petroleum Corp.	2,918,475
48,300	Suncor Energy, Inc.	3,720,066

		6,638,541

Pharmaceuticals 4.3%
99,000	Novartis AG, ADR (Switzerland)	5,488,560
95,500	Sanofi-Aventis, ADR (France)	4,531,475

		10,020,035

Semiconductors & Semiconductor Equipment 6.1%
92,900	Marvell Technology Group, Ltd.(a)	5,025,890
86,400	Maxim Integrated Products, Inc.	3,209,760
181,300	Texas Instruments, Inc.	5,886,811

		14,122,461

Software 9.1%
126,700	Adobe Systems, Inc.	4,424,364
882	CA, Inc.	23,999
77,300	Electronic Arts, Inc.(a)	4,229,856
304,500	Microsoft Corp.	8,285,445
77,800	SAP AG, ADR (Germany)	4,226,096

		21,189,760

Specialty Retail 3.6%
86,600	Chico’s FAS, Inc.(a)	3,519,424
75,500	Lowe’s Cos., Inc.	4,865,220

		8,384,644

Textiles, Apparel & Luxury Goods 2.0%
53,400	NIKE, Inc. “Class B”	4,544,340

TOTAL LONG-TERM INVESTMENTS (cost $182,517,819)		227,651,842

Principal Amount (000)
SHORT-TERM INVESTMENTS 1.2%
Commercial Paper
	Citigroup, Inc.
$ 2,807	4.78%, 4/3/06 (cost $2,807,000)	2,807,000

TOTAL INVESTMENTS 99.3% (cost $185,324,819)(b)		230,458,842
OTHER ASSETS IN EXCESS OF LIABILITIES 0.7%		1,544,295

NET ASSETS 100.0%		$232,003,137

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$186,861,218	$43,805,445	$207,821	$43,597,624

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities, which mature in sixty days or less are valued at, amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Odenath
David R. Odenath
President and Principal Executive Officer

Date May 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.